Share-based payments	12 Months Ended
Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments

Note 28 Share-based payments

Performance Rights and Options

Executive key management personnel (“KMP”) participate in the Group’s Long-Term Incentive Program (“LTIP”) comprising grants of performance rights and options with varying vesting conditions. The performance rights and options carry no dividend or voting rights. Performance rights and options may vest immediately or dependent on the recipient remaining in employment, or achievement of performance related vesting conditions, by the vesting date. When exercisable, each performance right and option is convertible into one ordinary share of NOVONIX Limited. If an executive ceases employment before the rights or options vest, the rights or options will be forfeited, except in limited circumstances that they are approved by the board on a case-by-case basis.

Share rights

Non-executive Directors participate on an annual grant of equity awards using a value-based approach, which the Board has adopted by issuing Share Rights to Non-Executive Directors of the Company each financial year with a fixed US dollar value of USD$110,000. The share rights carry no dividend or voting rights. When exercisable, each share right is convertible into one ordinary share of NOVONIX Limited. If a non-executive director ceases to hold office before the share rights vest, the rights will convert on a prorate basis.

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The following table presents the composition of share-based payments expense for the years ended June 30, 2022, June 30, 2021 and June 30, 2020 (in Australian dollars).

	Year Ended June 30,
	2022	2021	2020
Share rights granted in current year	$3,615,341	—	—
Performance rights granted in current year	15,034,334	2,952,676	78,362
Performance rights granted in prior years	265,293	—	—
Options granted in current year	—	—	113,199
Options granted in prior years	1,275,570	2,995,856	7,367,392
Share based payment expense	20,190,538	5,948,532	7,558,953
Payments of withholding tax - Performance rights	(3,426,420)	—	—
Exchange differences	(23,350)	—	—
Movement in share-based payments reserve	$16,740,768	$5,948,532	$7,558,953

SHARE RIGHTS

A summary of movements of all share rights issued is as follows:

Year Ended June 30,
2022
Number on issue
Share rights outstanding at July 1	—
Granted	309,049
Forfeited	(6,510)
Exercised	—
Share rights outstanding at June 30	302,539
Share rights exercisable at June 30	302,539

Share rights were granted to non-executive Directors following shareholder approval at the Annual General Meeting on November 30, 2021. The share rights are convertible to ordinary shares on a 1:1 basis and vested on June 30, 2022. The value of each share right was determined with reference to the market value of the underlying securities on grant date. An expense of $3,615,341 has been recognized in the year ended June 30, 2022. No share rights were granted during the years ended June 30, 2021 and 2020. Further details of the share rights are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value	Expiry	Expense recognized
Anthony Bellas	November 30, 2021	66,000	June 30, 2022	$11.95	June 30, 2023	788,700
Andrew Liveris	November 30, 2021	66,000	June 30, 2022	$11.95	June 30, 2023	788,700
Robert Cooper	November 30, 2021	66,000	June 30, 2022	$11.95	June 30, 2023	788,700
Zhanna Golodryga	November 30, 2021	17,549	June 30, 2022	$11.95	June 30, 2023	209,711
Trevor St Baker	November 30, 2021	66,000	June 30, 2022	$11.95	June 30, 2023	710,905[2]
Greg Baynton	November 30, 2021	27,500	June 30, 2022	$11.95	June 30, 2023	328,625[1]
Total expense recognized						3,615,341

[1] Greg Baynton retired as a Director on November 30, 2021 but retained his performance rights. The expense associated with his Share Rights was accelerated and the full value of the share rights was recognized at his retirement date

[2] Trevor St Baker resigned as a Director on May 26, 2022, causing 6,510 of share rights previously issued to him to be forfeited.

PERFORMANCE RIGHTS

A summary of movements of all performance rights issued is as follows:

	2022	2021	2020
Performance rights outstanding at July 1	1,600,000	3,395,833	3,395,833
Granted	4,676,946	3,500,000	—
Awarded^	667,831	—	—
Forfeited	(200,000)	(1,000,000)	—
Exercised	(1,687,500)	(3,558,865)	—
Settled	—	(736,968)	—
Performance rights outstanding at June 30	5,057,277	1,600,000	3,395,833
Performance rights exercisable at June 30	—	600,000	2,395,833

^ Performance rights awarded to Key Management Personnel that are subject to shareholder approval which will be sought at the 2022 Annual General Meeting of Shareholders scheduled for October 26, 2022.

Performance rights granted in the current period

During the year ended June 30, 2022, performance rights (convertible to ordinary shares on a 1:1 basis) were granted to Key Management Personnel, other employees and contractors as set out in the table below. The value of each performance right was determined with reference to the market value of the underlying securities on grant date.

200,000 performance rights were forfeited during the year as not all vesting conditions were met.

Further details of the performance rights are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value		Expiry	Expense recognized
Rashda Buttar	October 6, 2021	150,000	¼ April 22, 2022	$4.92		Cessation of employment	$363,094
			¼ April 22, 2023
			¼ April 22, 2024
			¼ April 22, 2025
	January 28, 2022	255,238	June 30, 2024	$7.21		Cessation of employment	318,508
Anthony Bellas	November 30, 2021	200,000	November 30, 2021	$11.95		June 30, 2022	2,390,000
Robert Natter	November 30, 2021	200,000	November 30, 2021	$11.95		June 30, 2022	2,390,000
Nick Liveris	November 30, 2021	200,000	November 30, 2021	$11.95		June 30, 2022	2,390,000
	January 28, 2022	667,831	June 30, 2024	$2.28	^	Cessation of employment	263,536
Chris Burns	November 30, 2021	200,000	November 30, 2021	$11.95		June 30, 2022	2,390,000
	January 28, 2022	1,412,000	June 30, 2024	$7.21		Cessation of employment	1,762,013
Non-KMP employees	July 1, 2021	1,000,000	¼ June 30, 2022	$2.32		Cessation of employment	1,208,731
			¼ June 30, 2023
			¼ June 30, 2024
			¼ June 30, 2025
Non-KMP employees	October 6, 2021	220,000		$4.92		Cessation of employment	327,301
Non-KMP employees	December 2, 2021	100,000		$12.15		Cessation of employment	540,801
Non-KMP employees	December 20, 2021	15,589		$8.88		Cessation of employment	37,916
Non-KMP employees	October 6, 2021	500,000		$4.92		Cessation of employment	614,522
Non-KMP employees	February 14, 2022	20,000	4 equal annual	$5.81		Cessation of employment	20,226
Non-KMP employees	February 24, 2022	6,009	tranches	$4.82		Cessation of employment	5,095
Non-KMP employees	April 12, 2022	42,317	commencing on the	$5.90		Cessation of employment	5,408
Non-KMP employees	April 20, 2022	11,359	anniversary of	$6.01		Cessation of employment	876
Non-KMP employees	May 2, 2022	17,430	employment	$5.01		Cessation of employment	1,245
Non-KMP employees	May 23, 2022	53,200		$3.93		Cessation of employment	3,046
Non-KMP employees	May 28, 2022	10,853		$3.73		Cessation of employment	577
Non-KMP employees	June 6, 2022	11,400		$3.51		Cessation of employment	114
Non-KMP employees	June 15, 2022	40,698		$2.47		Cessation of employment	1,290
Non-KMP employees	June 22, 2022	10,853		$2.27		Cessation of employment	35
Total number issued		5,344,777	Total expense recognized				$15,034,334

^ On January 28, 2022 667,831 performance rights were awarded to Nick Liveris. These performance rights are subject to shareholder approval which will be sought at the 2022 Annual General Meeting of shareholders and have not been formerly granted at June 30, 2022. The fair value per performance right represents an estimate at June 30, 2022 of the grant date fair value of the performance rights.

Performance rights net-settled in the current period

The Group has an obligation to withhold tax on the vesting of performance rights for employee’s resident in the USA and Canada. As consideration for the withholding tax, the Group reduces the number of shares to be issued to the employees (net settled).

During the year the Group net settled the following share based share-based payments:

Name	Vesting date	Performance rights vested & exercised	Net settled shares	Withholding obligation
Chris Burns	November 30, 2021	200,000	92,000	$1,290,600
Nick Liveris	November 30, 2021	200,000	107,851	1,101,180
Non-KMP employees	December 11, 2021	200,000	92,000	1,034,640
Total				$3,426,420

OPTIONS

A summary of movements of all options issued is as follows:

	2022	Weighted Average Exercise Price
Options outstanding as of July 1	32,103,334	$0.51
Granted to employees	—	—
Granted to loan note holders	—	—
Cancelled	—	—
Forfeited	(2,740,000)	$0.53
Exercised	(33,333)	$0.50
Options outstanding as of June 30	29,330,001	$0.51
Options exercisable at June 30	13,796,667	$0.52

The weighted average remaining contractual life of options outstanding at June 30, 2022 was 4.8 years (2021: 5.8 years).

The range of exercise prices for options outstanding at June 30, 2022 was $0.50 to $1.40 (2021: $0.50 to $1.40; and 2020: $0.50 to $1.40).

There were no options granted during the year ended June 30, 2022.

The model inputs for the valuations of options granted during the years ended June 30, 2021 and 2020 were as follows:

a.
On March 14, 2021, 100,000 share options were awarded to an employee of the group (who is not KMP). The terms of the options are set out in the table below. The options hold no voting or dividend rights and are not transferable.

The fair value of these options totaled $247,297. This value was calculated using a binomial option pricing model applying the following inputs:

	Tranche 1	Tranche 2	Tranche 3
Number of options	33,333	33,333	33,334
Exercise price	$0.50	$0.50	$0.50
Award date	March 14, 2021	March 14, 2021	March 14, 2021
Expiry date	March 14, 2021	March 14, 2031	March 14, 2031
Vesting date	February 24, 2022	February 24, 2023	February 24, 2024
Volatility	96.28%	96.28%	96.28%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.72%	1.72%	1.72%
Fair value at grant date	$2.4101	$2.4811	$2.5277

b.
On December 14, 2020, 100,000 share options were awarded to an employee of the group (who is not KMP). The terms of the options are set out in the table below. The options hold no voting or dividend rights and are not transferable.

The fair value of these options totaled $83,444. This value was calculated using a binomial option pricing model applying the following inputs:

	Tranche 1	Tranche 2	Tranche 3
Number of options	33,333	33,333	33,334
Exercise price	$0.50	$0.50	$0.50
Award date	December 14, 2020	December 14, 2020	December 14, 2020
Expiry date	December 14, 2030	December 14, 2030	December 14, 2030
Vesting date	February 24, 2021	February 24, 2022	February 24, 2023
Volatility	94.2%	94.2%	94.2%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.98%	0.98%	0.98%
Fair value at grant date	$0.7878	$0.8394	$0.8758

c.
On January 16, 2020, 1,000,000 share options were awarded to an employee of the group (who is not KMP). The terms of the options are set out in the table below. The options hold no voting or dividend rights and are not transferable. The options vest in 10 tranches on achievement of progressive PUREgraphite sales milestones. The vesting dates in the table below represent the current estimate of when the vesting conditions will be met.

The fair value of these options totaled $377,390. This value was calculated using a binomial option pricing model applying the following inputs:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9	Tranche 10
Number of options	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000
Exercise price	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50
Award date	January 16, 2020	January 16, 2020	January 16, 2020	January 16, 2020	January 16, 2020	January 16, 2020	January 16, 2020	January 16, 2020	January 16, 2020	January 16, 2020
Expiry date	January 16, 2030	January 16, 2030	January 16, 2030	January 16, 2030	January 16, 2030	January 16, 2030	January 16, 2030	January 16, 2030	January 16, 2030	January 16, 2030
Vesting date	May 31, 2022	March 31, 2023	June 30, 2023	November 30, 2023	December 31, 2023	February 28, 2024	March 31, 2024	April 30, 2024	May 31, 2024	June 30, 2024
Volatility	82.80%	82.80%	82.80%	82.80%	82.80%	82.80%	82.80%	82.80%	82.80%	82.80%
Dividend yield	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
Risk-free interest rate	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Fair value at grant date	$0.3541	$0.3648	$0.3726	$0.3753	$0.3809	$0.3819	$0.3832	$0.3839	$0.3883	$0.3889

d.
On December 7, 2019, 1,000,000 share options were awarded to an employee of the group (who is not KMP). The terms of the options are set out in the table below. The options hold no voting or dividend rights and are not transferable. The options vest in 10 tranches on achievement of progressive PUREgraphite sales milestones. The vesting dates in the table below represent the current estimate of when the vesting conditions will be met.

The fair value of these options totaled $456,580. This value was calculated using a binomial option pricing model applying the following inputs:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9	Tranche 10
Number of options	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000
Exercise price	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50
Award date	December 7, 2019	December 7, 2019	December 7, 2019	December 7, 2019	December 7, 2019	December 7, 2019	December 7, 2019	December 7, 2019	December 7, 2019	December 7, 2019
Expiry date	December 7, 2029	December 7, 2029	December 7, 2029	December 7, 2029	December 7, 2029	December 7, 2029	December 7, 2029	December 7, 2029	December 7, 2029	December 7, 2029
Vesting date	May 31, 2022	March 31, 2023	June 30, 2023	November 30, 2023	December 31, 2023	February 28, 2024	March 31, 2024	April 30, 2024	May 31, 2024	June 30, 2024
Volatility	84.89%	84.89%	84.89%	84.89%	84.89%	84.89%	84.89%	84.89%	84.89%	84.89%
Dividend yield	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
Risk-free interest rate	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Fair value at grant date	$0.4274	$0.4415	$0.4513	$0.4543	$0.4611	$0.4623	$0.4636	$0.4644	$0.4696	$0.4703

e.
On July 8, 2019, 2,500,000 share options were awarded to an employee of the group (who is not KMP). The terms of the options are set out in the table below. The options hold no voting or dividend rights and are not transferable. The options vest in 10 tranches on achievement of progressive PUREgraphite sales milestones. The vesting dates in the table below represent the current estimate of when the vesting conditions will be met.

The fair value of these options totaled $804,375. This value was calculated using a binomial option pricing model applying the following inputs:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9	Tranche 10
Number of options	250,000	250,000	250,000	250,000	250,000	250,000	250,000	250,000	250,000	250,000
Exercise price	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50	$0.50
Award date	July 8, 2019	July 8, 2019	July 8, 2019	July 8, 2019	July 8, 2019	July 8, 2019	July 8, 2019	July 8, 2019	July 8, 2019	July 8, 2019
Expiry date	July 8, 2029	July 8, 2029	July 8, 2029	July 8, 2029	July 8, 2029	July 8, 2029	July 8, 2029	July 8, 2029	July 8, 2029	July 8, 2029
Vesting date	May 31, 2022	March 31, 2023	June 30, 2023	November 30, 2023	December 31, 2023	February 28, 2024	March 31, 2024	April 30, 2024	May 31, 2024	June 30, 2024
Volatility	85.08%	85.08%	85.08%	85.08%	85.08%	85.08%	85.08%	85.08%	85.08%	85.08%
Dividend yield	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
Risk-free interest rate	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Fair value at grant date	$0.3026	$0.3115	$0.3179	$0.3201	$0.3248	$0.3255	$0.3264	$0.3270	$0.3307	$0.3310